Valuation and Qualifying Accounts and Reserves (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Restructuring cost
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	¥ 39		¥ 78		¥ 113
Acquisitions	0		0		0
Addition: Charged to costs and expenses	3		15		42
Deduction	(34)		(53)		(75)
Translation adjustment	1		(1)		(2)
Balance at end of period	9		39		78
Restructuring cost | Closed office lease obligations
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	39		78		97
Acquisitions	0		0		0
Addition: Charged to costs and expenses	0		0		42
Deduction	(31)		(38)		(59)
Translation adjustment	1		(1)		(2)
Balance at end of period	9		39		78
Restructuring cost | Severance and other benefits to terminated employees
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	0		0		16
Acquisitions	0		0		0
Addition: Charged to costs and expenses	3		15		0
Deduction	(3)		(15)		(16)
Translation adjustment	0		0		0
Balance at end of period	0		0		0
Valuation Allowance of Deferred Tax Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	24,138		26,794		42,846
Acquisitions	1,085		875		669
Addition: Charged to costs and expenses	4,973		6,339		6,220
Deduction	(12,116)	[1]	(6,836)	[1]	(22,778)	[1]
Other	751	[2]	(3,034)	[2]	(163)	[2]
Balance at end of period	¥ 18,831		¥ 24,138		¥ 26,794

[1]	The amount of deduction includes benefits recognized in earnings, expiry of loss carryforwards and sales of subsidiaries.
[2]	The amount of other includes translation adjustment and the effect of changes in statutory tax rate.